787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 324 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-6444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 324 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 324 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to ClearBridge Equity Income Fund (the “Fund”).

On February 13, 2015, the Trust filed Amendment No. 323 to its Registration Statement pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the Fund’s investment objective and 80% investment policy. Amendment No. 323 contained incorrect statements of the Fund’s 80% investment policy. In order to correct those disclosures, the Trust is filing the Amendment. The Amendment designates May 1, 2015 as its effective date, which is the same effective date as Amendment No. 323.

The disclosures in the summary sections of the Prospectus for the Fund other than those entitled “Investment objective,” “Principal investment strategies” and “Performance,” and in the statutory section of the Prospectus other than that entitled “More on the fund’s investment strategies, investments and risks” are substantially identical to those sections in the Fund’s current Prospectus, dated May 1, 2014, and to those of other funds managed by Legg Mason that have been reviewed by the Staff. Similarly, the disclosures in the Fund’s Statement of Additional Information (“SAI”) are substantially identical to the Fund’s current SAI dated May 1, 2014, and to the SAIs of other Legg Mason funds, except for changes to the section captioned “Investment Objective and Management Policies” to reflect the changes to the Fund’s name, investment objective and 80% investment policy. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on May 1, 2015 pursuant to Rule 485(a)(1) under the 1933 Act. On or before that date, we will file on behalf of the Trust pursuant to Rule 485(b) another post-effective amendment that will incorporate by reference the Fund’s audited financial statements for the fiscal year ended December 31, 2014 and will designate the same effective date.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Thomas C. Mandia, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Kelly Donnelly, Willkie Farr & Gallagher LLP